Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summaries of Available-for-sale Fixed Maturities
The following tables summarize the Company's available-for-sale (AFS) securities:

	As of December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and agencies	$435.9	$3.0	$(6.1)	$432.8
State and political subdivisions	737.0	2.4	(10.5)	728.9
Corporate securities	24,074.0	204.5	(587.1)	23,691.4
Residential mortgage-backed securities	2,435.6	6.5	(60.9)	2,381.2
Commercial mortgage-backed securities	867.2	4.0	(12.8)	858.4
Collateralized loan obligations	933.6	0.2	(21.2)	912.6
Other debt obligations	1,171.4	14.3	(11.7)	1,174.0
Total	$30,654.7	$234.9	$(710.3)	$30,179.3

	As of December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$426.9	$0.2	$(4.9)	$422.2
State and political subdivisions	794.3	5.0	(6.9)	792.4
Corporate securities	23,223.8	768.9	(60.5)	23,932.2
Residential mortgage-backed securities	2,516.0	6.6	(49.8)	2,472.8
Commercial mortgage-backed securities	795.0	3.8	(3.1)	795.7
Collateralized loan obligations	1,128.1	18.5	—	1,146.6
Other debt obligations	715.1	9.8	(5.5)	719.4
Total fixed maturities	29,599.2	812.8	(130.7)	30,281.3
Marketable equity securities	611.4	150.7	(6.4)	755.7
Total	$30,210.6	$963.5	$(137.1)	$31,037.0

Schedules of Corporate Fixed Securities Portfolio by Sector and Mortgage Loans by Risk Category
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2018		As of December 31, 2017
	Fair Value	% of Total	Fair Value	% of Total
Consumer staples	$5,707.7	24.1	$5,779.5	24.1
Industrial	4,281.2	18.1	4,737.1	19.8
Energy	2,892.4	12.2	2,457.7	10.3
Financials	2,660.8	11.2	2,535.0	10.6
Utilities	2,652.0	11.2	2,739.2	11.4
Telecommunication services	2,230.0	9.4	2,248.6	9.4
Consumer discretionary	2,110.9	8.9	2,010.8	8.4
Other	1,156.4	4.9	1,424.3	6.0
Total	$23,691.4	100.0%	$23,932.2	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of December 31, 2018		As of December 31, 2017
	Balance	%	Balance	%
Lower risk	$1,965.2	66.9%	$1,486.1	69.8%
Medium risk	727.6	24.8	486.3	22.8
Higher risk	244.7	8.3	157.6	7.4
Subtotal, excluding certain PGAAP loans	2,937.5	100.0	2,130.0	100.0
Lower risk	2,586.9	73.0	2,899.2	70.7
Medium risk	745.9	21.0	896.8	21.8
Higher risk	211.2	6.0	308.4	7.5
Subtotal, certain PGAAP loans (1)	3,544.0	100.0%	4,104.4	100.0%
Loans specifically evaluated for impairment (2)	—		4.8
Other (3)	3.6		2.0
Total	$6,485.1		$6,241.2
________________

(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both December 31, 2018 and 2017, no reserves were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.

Summary of Fair Value of Available-for-sale Securities in a Continuous Unrealized Loss Position
The following tables summarize gross unrealized losses and fair values of the Company's available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	As of December 31, 2018
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
U.S. government and agencies	$11.2	$(0.3)	3	$199.9	$(5.8)	31
State and political subdivisions	55.3	(0.7)	10	512.2	(9.8)	80
Corporate securities	10,978.2	(318.5)	971	6,704.3	(268.6)	440
Residential mortgage-backed securities	258.0	(3.4)	67	1,864.1	(57.5)	469
Commercial mortgage-backed securities	110.1	(3.6)	16	461.2	(9.2)	45
Collateralized loan obligations	811.2	(19.8)	45	41.1	(1.4)	3
Other debt obligations	188.9	(2.8)	15	324.6	(8.9)	39
Total	$12,412.9	$(349.1)	1,127	$10,107.4	$(361.2)	1,107

	As of December 31, 2017
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$111.2	$(0.3)	4	$206.2	$(4.6)	30
State and political subdivisions	311.8	(2.8)	48	169.7	(4.1)	36
Corporate securities	4,963.8	(34.3)	396	1,257.7	(26.2)	82
Residential mortgage-backed securities	693.4	(7.7)	176	1,509.9	(42.1)	351
Commercial mortgage-backed securities	296.5	(1.4)	24	60.5	(1.7)	19
Collateralized loan obligations	10.0	—	1	—	—	—
Other debt obligations	218.0	(2.5)	32	109.3	(3.0)	13
Total fixed maturities	6,604.7	(49.0)	681	3,313.3	(81.7)	531
Marketable equity securities	34.8	(3.3)	153	40.7	(3.1)	9
Total	$6,639.5	$(52.3)	834	$3,354.0	$(84.8)	540

Summary of Amortized Costs and Fair Values of Fixed Maturities
The following table summarizes the amortized costs and fair values of available-for-sale fixed maturities as of December 31, 2018, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$1,372.5	$1,365.6
Over one year through five years	8,659.2	8,563.0
Over five years through ten years	10,408.1	10,199.1
Over ten years	4,893.0	4,811.9
Total fixed maturities with contractual maturity dates	25,332.8	24,939.6
Residential mortgage-backed securities	2,435.6	2,381.2
Commercial mortgage-backed securities	867.2	858.4
Collateralized loan obligations	933.6	912.6
Other asset-backed securities	1,085.5	1,087.5
Total fixed maturities	$30,654.7	$30,179.3

Summary of Net Investment Income
The following table summarizes the Company's net investment income:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Fixed maturities – AFS	$1,104.3	$1,055.8	$915.3	$95.5
Fixed maturities – Trading	11.2	—	—	—
Marketable equity securities	12.9	17.9	19.4	0.3
Mortgage loans	277.8	239.9	195.1	21.3
Other	15.8	9.9	7.1	(4.1)
Total investment income	1,422.0	1,323.5	1,136.9	113.0
Investment expenses	(45.5)	(39.4)	(35.6)	(3.3)
Ceded net investment income (1)	(170.7)	—	—	—
Net investment income	$1,205.8	$1,284.1	$1,101.3	$109.7
____________________

(1)	Ceded net investment income represents statutory-basis investment income in the Closed Block.

Summary of Net Realized Gains (Losses)
The following table summarizes the Company's net realized gains (losses):

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Fixed maturities – AFS:
Gross gains on sales	$39.9	$23.1	$20.7	$2.4
Gross losses on sales	(49.9)	(10.4)	(24.3)	(1.2)
Net impairment losses	(7.8)	(6.4)	(10.7)	(3.8)
Marketable equity securities (1)	10.1	30.9	23.3	(22.5)
Total return swaps	(47.7)	(4.3)	(22.8)	—
Fixed maturities – Trading (2)	(41.0)	—	—	—
Investments in limited partnerships	(42.7)	(54.9)	(47.1)	(0.6)
Net gains (losses) – FIA (3)	(6.9)	23.9	(14.3)	(4.4)
Annual unlocking impact	(39.2)	20.1	9.8	—
DAC and VOBA adjustment	(3.0)	(8.0)	9.3	(0.4)
Embedded derivative – Closed Block	67.0	—	—	—
Ceded realized (gains) losses (4)	(132.7)	—	—	—
Other (5)	3.7	(12.1)	(54.2)	3.6
Net realized gains (losses)	$(250.2)	$1.9	$(110.3)	$(26.9)
____________________

(1)
Includes net losses on changes in the fair value of equity securities held totaling $(17.5) for the year ended December 31, 2018. The majority of the Company's equity investments were sold during 2018 in connection with the Reinsurance Transaction.

(2)	Includes net losses on changes in the fair value of fixed maturities – trading securities held totaling $(21.4) for year ended December 31, 2018.

(3)	Includes changes in fair value of the FIA embedded derivative (VED) and related options, excluding options related to the Company's block of FIA business sold during the late 1990s.

(4)	Includes ceded realized statutory (gains) losses on sales of assets supporting the Closed Block.

(5)
Includes net gains (losses) related to calls and redemptions, certain derivatives not designated for hedge accounting, commercial mortgage loans, and other instruments. For more information on net gain (losses) on derivatives not designated as hedges, refer to Note 6.

Summary of Write-Downs on Available-For-Sale Fixed Maturities
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	Successor Company								Predecessor Company
	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017			February 1 to December 31, 2016			January 1 to January 31, 2016
	Amount	% of Total	Amount		% of Total	Amount		% of Total	Amount		% of Total
U.S. Federal Government (1)	$2.9	37.2	$3.1		48.4	$3.7		34.6	$—		—
Consumer Discretionary	1.3	16.7	—		—	—		—	—		—
Energy	1.1	14.1	—		—	0.4		3.7	3.8		100.0
Financials	0.8	10.2	0.1		1.6	4.2		39.3	—		—
Telecommunication services	0.7	9.0	2.6		40.6	—		—	—		—
Other	1.0	12.8	0.6	—	9.4	2.4	—	22.4	—	—	—
Net impairment losses recognized in earnings	$7.8	100.0%	$6.4		100.0%	$10.7		100.0%	$3.8		100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.

Summary of Severity and Duration of Unrealized Losses On Available-For-Sale Fixed Maturities
The following table presents the severity and duration of the gross unrealized losses on the Company's underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2018			As of December 31, 2017
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities – AFS:
Underwater by 20% or more:
Less than 6 consecutive months	$81.9	$(23.7)	26	$5.2	$(1.7)	6
6 consecutive months or more	1.3	(1.8)	6	0.9	(0.8)	3
Total underwater by 20% or more	83.2	(25.5)	32	6.1	(2.5)	9
All other underwater fixed maturities	22,437.1	(684.8)	2,243	9,911.9	(128.2)	1,203
Total underwater fixed maturities	$22,520.3	$(710.3)	2,275	$9,918.0	$(130.7)	1,212

Changes in the Amount of Credit-related OTTI Recognized in Earnings
Changes in the amount of credit-related OTTI recognized in net income when the portion related to other factors was recognized in other comprehensive income (loss) (OCI) were as follows:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Balance, beginning of period	$3.8	$4.4	$—	$27.7
Increases recognized in the current period:
For which an OTTI was not previously recognized	1.5	0.2	4.1	—
For which an OTTI was previously recognized	—	—	0.9	—
Decreases attributable to:
Securities sold or paid down during the period	(0.9)	(0.8)	(0.6)	(0.4)
Balance, end of period	$4.4	$3.8	$4.4	$27.3

Schedule of the Impact of Housing Investments on Net Income
The following table sets forth the impact of low-income housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Pass through activity	$(22.6)	$(27.4)	$(24.0)	$(2.1)
Write downs	(22.3)	(25.6)	(1.0)	(0.5)
Tax benefits	9.4	18.6	8.8	0.9
Tax credits, net	40.0	34.7	35.5	3.1
Impact to net income	$4.5	$0.3	$19.3	$1.4